Fair Value Measurements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	$ 178,207,974	$ 150,960,955
Non-accrual loans	3,550,640	4,045,937
U.S. Government corporations and agencies [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	47,295,000	36,216,000
Obligations of states and political subdivisions [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	52,030,000	45,304,000
Mortgage-Backed Securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	78,678,000
Equity securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	205,000	226,000
Recurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	178,208,000	150,961,000
Recurring [Member] | U.S. Government corporations and agencies [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	47,295,000	36,216,000
Recurring [Member] | Obligations of states and political subdivisions [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	52,030,000	45,304,000
Recurring [Member] | Mortgage-Backed Securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	78,678,000	69,215,000
Recurring [Member] | Equity securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	205,000	226,000
Nonrecurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Non-accrual loans	2,730,000	3,055,000
Other real estate		138,000
Mortgage service right	47,000	52,000
Level I [Member] | Recurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	205,000	226,000
Level I [Member] | Recurring [Member] | U.S. Government corporations and agencies [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level I [Member] | Recurring [Member] | Obligations of states and political subdivisions [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level I [Member] | Recurring [Member] | Mortgage-Backed Securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level I [Member] | Recurring [Member] | Equity securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	205,000	226,000
Level I [Member] | Nonrecurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Non-accrual loans
Other real estate
Mortgage service right
Level II [Member] | Recurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	178,003,000	150,735,000
Level II [Member] | Recurring [Member] | U.S. Government corporations and agencies [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	47,295,000	36,216,000
Level II [Member] | Recurring [Member] | Obligations of states and political subdivisions [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	52,030,000	45,304,000
Level II [Member] | Recurring [Member] | Mortgage-Backed Securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale	78,678,000	69,215,000
Level II [Member] | Recurring [Member] | Equity securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level II [Member] | Nonrecurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Non-accrual loans
Other real estate
Mortgage service right
Level III [Member] | Recurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | U.S. Government corporations and agencies [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | Obligations of states and political subdivisions [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | Mortgage-Backed Securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Recurring [Member] | Equity securities [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Assets measured on a recurring basis, Securities available for sale
Level III [Member] | Nonrecurring [Member]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis
Non-accrual loans	2,730,000	3,055,000
Other real estate		138,000
Mortgage service right	$ 47,000	$ 52,000